Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total USD ($)	Series A Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] USD ($)	Series C Convertible Preferred Stock [Member] USD ($)	Issuance Date of January and May 2012 [Member] Series B Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] USD ($)	Convertible preferred stock [Member] Series A Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Series B Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Series B Preferred Stock [Member] Convertible notes [Member] USD ($)	Convertible preferred stock [Member] Series C Convertible Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Series D Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Issuance Date of December 2008 [Member] Series A Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Issuance Date of May and December 2009 and April 2010 [Member] Series A Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Issuance Date of February 2011 [Member] Series B Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Issuance Date of February 2011 [Member] Series B Preferred Stock [Member] Convertible notes [Member] USD ($)	Convertible preferred stock [Member] Issuance Date of January 2012 [Member] Series B Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Issuance Date of May 2012 [Member] Series B Preferred Stock [Member] USD ($)	Convertible preferred stock [Member] Issuance Date of January and May 2012 [Member] Series B Preferred Stock [Member] USD ($)	Common Stock [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Series B Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Issuance Date of January and May 2012 [Member] Series B Preferred Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] Series A Preferred Stock [Member] USD ($)
Beginning Balances at Dec. 10, 2008
Conversion of convertible securities and Conversion of convertible securities															$ 4,607
Conversion of convertible securities and Conversion of convertible securities, shares															10,238,444
Issuance of stock														8,215
Issuance of stock, shares														21,805,693
Issuance of Series A convertible preferred stock valued at $0.0001 per share in consideration for research and development license in December 2008												1
Issuance of Series A convertible preferred stock valued at $0.0001 per share in consideration for research and development license in December 2008, shares												11,000,000
Accretion to redemption value of convertible preferred stock	(10,999)					10,999																		(10,999)
Issuance of Series A convertible preferred stock for cash at $1.00 per share, net of issuance costs of $3, in May and December 2009 and April 2010													10,997
Issuance of Series A convertible preferred stock for cash at $1.00 per share, net of issuance costs of $3, in May and December 2009 and April 2010													11,000,000
Accretion to redemption value of convertible preferred stock - offering costs	(3)					3																		(3)
Issuance of common stock upon exercise of options subject to repurchase, shares																			127,536
Extinguishment of Series A convertible preferred stock (Refer to Note 8)		12,100					(12,100)																		12,100
Issuance of common stock upon exercise of options	3																				3
Issuance of common stock upon exercise of options at $1.26 per share																			2,261
Vesting of options subject to repurchase	11																				11
Stock-based compensation	192																				192
Net loss	(23,130)																							(23,130)
Ending Balances at Dec. 31, 2011						22,722
Ending Balances at Dec. 31, 2011	(21,826)																				206			(22,032)
Ending Balances, shares at Dec. 31, 2011						54,044,137
Ending Balances, shares at Dec. 31, 2011																			129,797
Issuance of stock					152											2,999	3,026	900					152
Issuance of stock, shares																6,430,555	6,430,555	2,000,000
Issuance of common stock upon exercise of options subject to repurchase	5																				5
Issuance of common stock upon exercise of options subject to repurchase, shares																			3,910
Issuance of common stock upon exercise of options at $1.26 per share	3,910
Vesting of options subject to repurchase	3																				3
Stock-based compensation	141																				141
Net loss	(13,217)																							(13,217)
Ending Balances at Dec. 31, 2012	29,647	9,900				29,647
Ending Balances at Dec. 31, 2012	(34,742)																				507			(35,249)
Ending Balances, shares at Dec. 31, 2012	68,905,247	22,000,000				68,905,247
Ending Balances, shares at Dec. 31, 2012																			133,707
Issuance of stock, shares										14,222,222
Ending Balances at Jan. 31, 2013
Beginning Balances at Dec. 31, 2012	29,647	9,900	19,747			29,647
Beginning Balances at Dec. 31, 2012	(34,742)																				507			(35,249)
Beginning Balances, shares at Dec. 31, 2012	68,905,247	22,000,000	46,905,247			68,905,247
Beginning Balances, shares at Dec. 31, 2012																			133,707
Conversion of convertible securities and Conversion of convertible securities			5,704					(5,704)	4,588													5,704
Conversion of convertible securities and Conversion of convertible securities, shares								(12,674,846)	10,195,552											1,102,160
Issuance of stock										19,301	9,665
Issuance of stock, shares										36,444,444	17,777,777
Accretion to redemption value of convertible preferred stock - offering costs	(396)
Issuance of common stock upon exercise of options	27																				27
Issuance of common stock upon exercise of options at $1.26 per share	21,444																		21,444
Vesting of options subject to repurchase	1																				1
Stock-based compensation	215																				215
Net loss	(18,497)																							(18,497)
Ending Balances at Dec. 31, 2013	57,497	9,900	18,631	19,301		57,497
Ending Balances at Dec. 31, 2013	$ (47,292)																				$ 6,454			$ (53,746)
Ending Balances, shares at Dec. 31, 2013	120,648,174	22,000,000	44,425,953	36,444,444		120,648,174
Ending Balances, shares at Dec. 31, 2013																			1,257,311